Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Total long-term debt principal	¥ 4,059,434	¥ 3,909,440
Less-Deferred bond discounts	(330)	(416)
Long-term debt	4,059,104	3,909,024
Less-Current portion	(370,279)	(425,351)
Total long-term debt	3,688,825	3,483,673
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,541,524	3,554,921
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	517,910	354,519
Bonds | Debt Denominated In Japanese Yen | 0.15% - 2.06% coupon bonds due 2015 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,700,969	1,795,967
Bonds | Debt Denominated In Japanese Yen | 0.42% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Secured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.70% (weighted average) loans due 2015 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	49,408	61,382
Secured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.30% (weighted average) floating rate loans due 2018 - 2026
Debt Instrument [Line Items]
Total long-term debt principal	18,744
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.99% (weighted average) loans due 2015 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,683,994	1,599,342
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.28% (weighted average) floating rate loans due 2015 - 2026
Debt Instrument [Line Items]
Total long-term debt principal	88,309	98,130
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.68% (weighted average) U.S. dollar floating rate loans due 2015 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	164,010	98,716
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.88% (weighted average) U.K. pound floating rate loans due 2016 - 2018
Debt Instrument [Line Items]
Total long-term debt principal	17,987	18,918
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.97% (weighted average) Euro loans due 2015 - 2025
Debt Instrument [Line Items]
Total long-term debt principal	50,084	6,938
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.71% (weighted average) Euro floating rate loans due 2015 - 2020
Debt Instrument [Line Items]
Total long-term debt principal	16,701	6,367
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | Other loans due 2015 - 2033
Debt Instrument [Line Items]
Total long-term debt principal	31,844	40,691
Notes | Debt Denominated In Foreign Currencies | 0.89% to 2.15% U.S. dollar notes due 2016 to 2020
Debt Instrument [Line Items]
Total long-term debt principal	213,250	¥ 182,889
Notes | Debt Denominated In Foreign Currencies | 0.69% floating rate U.S. dollar notes due 2019
Debt Instrument [Line Items]
Total long-term debt principal	¥ 24,034